Share-Based Compensation - Valuation assumption (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock				$ 19.07
Expected term (years)		5 years 3 months 18 days		5 years 3 months 18 days
Expected volatility		40.00%		40.00%
Risk-free interest rate		0.70%		0.70%
Expected dividend yield		0.00%		0.00%
Fair value (Per share)				$ 19.07
Original Issuance Price (in dollars per share)		$ 6.11
Total sale proceeds if options were vested		$ 150,512,000
Fair value of options		$ 5,736,000	$ 2,495,000
Unrecognized compensation expense				$ 7,100,000
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield				0.00%	0.00%
Share-based Payment Arrangement, Option | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock				$ 8.80	$ 3.41
Expected term (years)				5 years 1 month 6 days	5 years
Expected volatility				40.00%	37.00%
Risk-free interest rate				0.70%	0.30%
Fair value (Per share)				$ 8.80	$ 3.41
Share-based Payment Arrangement, Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock				$ 21.29	$ 6.59
Expected term (years)				7 years	6 years 2 months 12 days
Expected volatility				41.40%	41.70%
Risk-free interest rate				1.30%	0.80%
Fair value (Per share)				$ 21.29	$ 6.59
Performance and Market Condition Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options				$ 7.10
Performance and Market Condition Options | Class AA common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options issued	1,000,000
Original Issuance Price (in dollars per share)	$ 12.4168
Total sale proceeds if options were vested	$ 250,000,000
Performance and Market Condition Options | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate to calculate NPV	20.00%
Performance and Market Condition Options | Minimum [Member] | Class AA common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 31.0420
Fair value (Per share)	$ 31.0420
Performance and Market Condition Options | Median
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate to calculate NPV	30.00%
Performance and Market Condition Options | Median | Class AA common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 46.5630
Fair value (Per share)	$ 46.5630
Performance and Market Condition Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate to calculate NPV	35.00%
Performance and Market Condition Options | Maximum [Member] | Class AA common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 62.0840
Fair value (Per share)	$ 62.0840